Changes in consolidated statements of comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in consolidated statements of comprehensive income [line items]
Fair value adjustments on financial instruments	$ 2.0	$ 12.0	$ 50.0
Fair value adjustments on financial assets sold	0.0	0.0
Net actuarial gains/losses from defined benefit plans	(467.0)	(359.0)	851.0
Net investment hedge	44.0	95.0	(237.0)
Currency translation effects	352.0	315.0	2,210.0
Fair value adjustments related to divestments	0.0
Equity attributable to owners of parent [member]
Changes in consolidated statements of comprehensive income [line items]
Fair value adjustments on financial assets sold	0.0
Fair value adjustments related to divestments	0.0
Fair value adjustments on marketable securities
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period	0.0		349.0
Fair value adjustments on financial instruments			39.0
Total value adjustments	0.0	0.0	39.0
Value adjustments on comprehensive income at end of period	0.0	0.0
Fair value adjustments on marketable securities | Previously stated [member]
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period		388.0
Value adjustments on comprehensive income at end of period			388.0
Fair value adjustments on marketable securities | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period		(177.0)
Value adjustments on comprehensive income at end of period			(177.0)
Fair value adjustments on marketable securities | Reclassification to presentation required under IFRS 9 [member]
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period		(211.0)
Value adjustments on comprehensive income at end of period			(211.0)
Fair value adjustments on marketable securities | Restated Value Adjustments [member]
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period		0.0
Value adjustments on comprehensive income at end of period			0.0
Fair value adjustments on debt securities
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period	(2.0)		(1.0)
Fair value adjustments on financial instruments	1.0		(1.0)
Total value adjustments	1.0	0.0	(1.0)
Value adjustments on comprehensive income at end of period	(1.0)	(2.0)
Fair value adjustments on debt securities | Previously stated [member]
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period		(2.0)
Value adjustments on comprehensive income at end of period			(2.0)
Fair value adjustments on debt securities | Restated Value Adjustments [member]
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period		(2.0)
Value adjustments on comprehensive income at end of period			(2.0)
Fair value adjustments on deferred cash flow hedges
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period	21.0	9.0	(3.0)
Fair value adjustments on financial instruments	1.0	12.0	12.0
Total value adjustments	1.0	12.0	12.0
Value adjustments on comprehensive income at end of period	22.0	21.0	9.0
Fair value adjustments on deferred cash flow hedges | Restated Value Adjustments [member]
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period		9.0
Value adjustments on comprehensive income at end of period			9.0
Fair value adjustments on equity securities
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period	208.0
Fair value adjustments on financial instruments	(47.0)	13.0
Fair value adjustments on financial assets sold	(95.0)	(16.0)
Total value adjustments	(142.0)	(3.0)	0.0
Fair value adjustments related to divestments	33.0
Value adjustments on comprehensive income at end of period	99.0	208.0
Fair value adjustments on equity securities | Previously stated [member]
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period		0.0
Value adjustments on comprehensive income at end of period			0.0
Fair value adjustments on equity securities | Reclassification to presentation required under IFRS 9 [member]
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period		211.0
Value adjustments on comprehensive income at end of period			211.0
Fair value adjustments on equity securities | Restated Value Adjustments [member]
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period		211.0
Value adjustments on comprehensive income at end of period			211.0
Actuarial gains/losses from defined benefit plans
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period	(5,423.0)	(5,064.0)	(5,915.0)
Net actuarial gains/losses from defined benefit plans	(466.0)	(359.0)	851.0
Total value adjustments	(466.0)	(359.0)	851.0
Fair value adjustments related to divestments	(30.0)
Value adjustments on comprehensive income at end of period	(5,919.0)	(5,423.0)	(5,064.0)
Actuarial gains/losses from defined benefit plans | Restated Value Adjustments [member]
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period		(5,064.0)
Value adjustments on comprehensive income at end of period			(5,064.0)
Cumulative currency translation effects
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period	744.0	329.0	(1,642.0)
Net investment hedge	44.0	95.0	(237.0)
Currency translation effects	354.0	320.0	2,208.0
Total value adjustments	398.0	415.0	1,971.0
Value adjustments on comprehensive income at end of period	1,142.0	744.0	329.0
Cumulative currency translation effects | Restated Value Adjustments [member]
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period		329.0
Value adjustments on comprehensive income at end of period			329.0
Total value adjustments
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period	(4,452.0)	(4,340.0)	(7,212.0)
Increase to retained earnings arising from first application of IFRS 9		177.0
Fair value adjustments on financial instruments	(45.0)	25.0	50.0
Fair value adjustments on financial assets sold	(95.0)	(16.0)
Net actuarial gains/losses from defined benefit plans	(466.0)	(359.0)	851.0
Net investment hedge	44.0	95.0	(237.0)
Currency translation effects	354.0	320.0	2,208.0
Total value adjustments	(208.0)	65.0	2,872.0
Fair value adjustments related to divestments	3.0
Value adjustments on comprehensive income at end of period	$ (4,657.0)	(4,452.0)	(4,340.0)
Total value adjustments | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period		(177.0)
Value adjustments on comprehensive income at end of period			(177.0)
Total value adjustments | Restated Value Adjustments [member]
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period		$ (4,517.0)
Value adjustments on comprehensive income at end of period			$ (4,517.0)